Loans (Period-End Balances And Various Asset Quality Attributes By Origination Vintage For The HELOC) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 15,389,074	$ 16,708,582	$ 16,397,127
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	2,806,591	3,226,691
Avg orig FICO	740	741
Avg Refreshed FICO	730	730
Loans, net of unearned income	2,806,591	3,226,691
Home Equity [Member] | Origination Vintage Period Pre2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	79,550	121,429
Avg orig FICO	711	716
Avg Refreshed FICO	701	708
Home Equity [Member] | Origination Vintage Period 2003 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	141,215	224,840
Avg orig FICO	725	733
Avg Refreshed FICO	711	724
Home Equity [Member] | Origination Vintage Period 2004 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	395,323	492,482
Avg orig FICO	727	727
Avg Refreshed FICO	716	718
Home Equity [Member] | Origination Vintage Period 2005 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	531,839	616,956
Avg orig FICO	732	734
Avg Refreshed FICO	720	719
Home Equity [Member] | Origination Vintage Period 2006 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	383,366	455,425
Avg orig FICO	740	741
Avg Refreshed FICO	726	727
Home Equity [Member] | Origination Vintage Period 2007 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	406,299	480,057
Avg orig FICO	744	745
Avg Refreshed FICO	728	728
Home Equity [Member] | Origination Vintage Period 2008 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	223,110	259,298
Avg orig FICO	753	755
Avg Refreshed FICO	747	748
Home Equity [Member] | Origination Vintage Period 2009 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	115,863	142,069
Avg orig FICO	750	752
Avg Refreshed FICO	744	747
Home Equity [Member] | Origination Vintage Period 2010 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	114,393	141,286
Avg orig FICO	753	754
Avg Refreshed FICO	749	751
Home Equity [Member] | Origination Vintage Period 2011 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	112,595	137,966
Avg orig FICO	758	760
Avg Refreshed FICO	753	758
Home Equity [Member] | Origination Vintage Period 2012 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	138,373	154,883
Avg orig FICO	759	761
Avg Refreshed FICO	760	759
Home Equity [Member] | Origination Vintage Period 2013 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
HELOC - Period End Balance	$ 164,665
Avg orig FICO	759
Avg Refreshed FICO	762